Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	STRATASYS LTD.
Trading Symbol	SSYS
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	56,617,225
Amendment Flag	false
Entity Central Index Key	0001517396
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35751
Entity Incorporation, State or Country Code	L3
Entity Address, City or Town	Rehovot
Entity Address, Address Line One	1 Holtzman Street
Entity Address, Address Line Two	Science Park
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, Country	IL
Entity Address, Postal Zip Code	76124
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, City or Town	Eden Prairie
Entity Address, Address Line One	7665 Commerce Way
Entity Address, Postal Zip Code	55344
Contact Personnel Name	Richard Garrity
City Area Code	952
Local Phone Number	937-3000
Contact Personnel Email Address	rich.garrity@stratasys.com
Entity Address, State or Province	MN